UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $    1,209,288
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACCENTURE PLC IRELAND SHS CLASS A   COM            G1151C101      269     5100 SH       SOLE                   5100      0    0
AMPHENOL CORP NEW CL A              COM            032095101    80494  1974335 SH       SOLE                1974335      0    0
ANSYS INC COM                       COM            03662Q105    84768  1728546 SH       SOLE                1728546      0    0
APPLE INC COM                       COM            037833100   113624   298084 SH       SOLE                 298084      0    0
BOEING CO COM                       COM            097023105      272     4500 SH       SOLE                   4500      0    0
CELGENE CORP COM                    COM            151020104    32517   525143 SH       SOLE                 525143      0    0
CTRIP COM INTL LTD AMERICAN DEP SHS ADR            22943F100     3145    97800 SH       SOLE                  97800      0    0
EXPRESS SCRIPTS INC COM             COM            302182100    31943   861703 SH       SOLE                 861703      0    0
GOOGLE INC CL A                     COM            38259P508    78934   153454 SH       SOLE                 153454      0    0
INFOSYS LTD SPONSORED ADR           ADR            456788108     3064    60000 SH       SOLE                  60000      0    0
INTERCONTINENTALEXCHANGE INC COM    COM            45865V100    56817   480438 SH       SOLE                 480438      0    0
MASTERCARD INC CL A                 COM            57636Q104    99025   312225 SH       SOLE                 312225      0    0
NETAPP INC COM                      COM            64110D104    45669  1345579 SH       SOLE                1345579      0    0
NEW YORK TIMES CO CL A              COM            650111107      726   125000 SH       SOLE                 125000      0    0
ORACLE CORP COM                     COM            68389X105    48572  1690035 SH       SOLE                1690035      0    0
PEPSICO INC COM                     COM            713448108      245     3950 SH       SOLE                   3950      0    0
PRAXAIR INC COM                     COM            74005P104    86760   928110 SH       SOLE                 928110      0    0
PRECISION CASTPARTS CORP COM        COM            740189105     2843    18285 SH       SOLE                  18285      0    0
PROCTER & GAMBLE CO COM             COM            742718109    52614   832764 SH       SOLE                 832764      0    0
QUALCOMM INC COM                    COM            747525103      326     6700 SH       SOLE                   6700      0    0
RALPH LAUREN CORP                   COM            751212101    93486   720790 SH       SOLE                 720790      0    0
SAP AG SPON ADR                     ADR            803054204      304     6000 SH       SOLE                   6000      0    0
SCHWAB CHARLES CORP NEW COM         COM            808513105    36583  3246073 SH       SOLE                3246073      0    0
TARGET CORP COM                     COM            87612E106    59112  1205387 SH       SOLE                1205387      0    0
UNITED TECHNOLOGIES CORP COM        COM            913017109    37288   529959 SH       SOLE                 529959      0    0
URBAN OUTFITTERS INC COM            COM            917047102    31980  1432796 SH       SOLE                1432796      0    0
VALE S A ADR                        ADR            91912E105      205     9000 SH       SOLE                   9000      0    0
VERISK ANALYTICS INC CL A           COM            92345Y106    45018  1294735 SH       SOLE                1294735      0    0
YUM BRANDS INC COM                  COM            988498101    82685  1674123 SH       SOLE                1674123      0    0


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